Related Party Transactions (Details) - Schedule of Related Party Amounts on the Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
Condensed Financial Statements, Captions [Line Items]
Due to related parties – current		$ 142		$ 178
Due to related parties – long-term				2,212
Amounts due to related parties under BHES JDA [Member]
Condensed Financial Statements, Captions [Line Items]
Due to related parties – current	$ 302	142	$ 142	178
Due to related parties – long-term				$ 2,212